Employee benefits - Remeasurement of net defined benefit liability recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Balance at beginning of year	$ 3,489	$ 3,562
Balance at end of year	3,060	3,489
Defined Benefit Plan
Statement [line items]
Balance at beginning of year	(22)	116
Recognized during the period	(577)	(138)
Balance at end of year	$ (599)	$ (22)